SHARE-BASED PAYMENT - Summary of Share Option Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Exercised	(15,752,320)
Weighted average exercise price
Outstanding, Beginning balance	$ 0.17	$ 0.68
Granted		0.09
Exercised		0.07
Outstanding, Ending balance	0.17	$ 0.17	$ 0.68
Vested and expected to vest	$ 0.17
Weighted average remaining contractual year
Outstanding	2 years 6 months 25 days		2 years 6 months 10 days
Vested and expected to vest	2 years 6 months 25 days	3 years 25 days
Restricted shares granted to employees and directors
Number of options
Outstanding, Beginning balance		22,029,560
Granted	47,419,000
Forfeited	0
Exercised	(47,419,000)	(22,029,560)
Outstanding, Ending balance			22,029,560
Weighted average grant date fair value per share
Outstanding, Beginning balance		$ 0.42
Granted	$ 0.02
Forfeited	0
Exercised	$ (0.02)	$ (0.42)
Outstanding, Ending balance			$ 0.42
Weighted average remaining contractual year
Outstanding			9 years 6 months 18 days
Granted	9 years 6 months 7 days
Aggregated intrinsic value
Outstanding, Beginning balance		$ 13,526
Granted	$ 1,280
Exercised	$ 1,280	$ 348
Outstanding, Ending balance			$ 13,526
Employees and Directors
Number of options
Outstanding, Beginning balance	41,350	41,350
Granted	0	0
Forfeited	0	0
Exercised	0	0
Outstanding, Ending balance	41,350	41,350	41,350
Vested and expected to vest	41,350
Exercisable	41,350
Weighted average exercise price
Outstanding, Beginning balance	$ 0.40	$ 0.40
Granted	0	0
Forfeited	0	0
Exercised	0	0
Outstanding, Ending balance	0.40	0.40	$ 0.40
Vested and expected to vest	0.40
Exercisable	0.40
Weighted average grant date fair value per share
Outstanding, Beginning balance	0.97	0.97
Granted	0	0
Forfeited	0	0
Exercised	0	0
Outstanding, Ending balance	0.97	$ 0.97	$ 0.97
Vested and expected to vest	0.97
Exercisable	$ 0.97
Weighted average remaining contractual year
Outstanding	3 months 21 days	9 months 21 days	1 year 9 months 21 days
Vested and expected to vest	3 months 21 days
Exercisable	3 months 21 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 0		$ 9
Granted	0
Forfeited	0	$ 0
Exercised	0	0
Outstanding, Ending balance	0	$ 0
Vested and expected to vest	0
Exercisable	$ 0